Nature of Business	12 Months Ended
Dec. 31, 2022
Nature of Business
Nature of Business

NOTE 1 – Nature of Business

Akari Therapeutics, Plc, (the “Company” or “Akari”) is incorporated in the United Kingdom. The Company is a clinical-stage biopharmaceutical company focused on developing advanced therapies for autoimmune and inflammatory diseases involving the complement (C5) and leukotriene (LTB4) pathways. The Company’s activities since inception have consisted of performing research and development activities and raising capital.

The Company is subject to a number of risks similar to those of clinical stage companies, including dependence on key individuals, uncertainty of product development and generation of revenues, dependence on outside sources of capital, risks associated with the Russian invasion of Ukraine, risks associated with clinical trials of products, dependence on third-party collaborators for research and development operations, need for marketing authorization of products, risks associated with protection of intellectual property, and competition with larger, better-capitalized companies.

To fully execute its business plan, the Company will need, among other things, to complete its research and development efforts and clinical and regulatory activities. These activities may take several years and will require significant operating and capital expenditures in the foreseeable future. There can be no assurance that these activities will be successful. If the Company is not successful in these activities it could delay, limit, reduce or terminate preclinical studies, clinical trials or other research and development activities. To fund its capital needs, the Company plans to raise funds through equity or debt financings or other sources, such as strategic partnerships and alliance and licensing arrangements, and in the long term, from the proceeds from sales of commercial products. Additional funds may not be available when the Company needs them, on terms that are acceptable to it, or at all.

Nasdaq Continued Listing Rules

On October 24, 2022, the Company received a deficiency notification letter from the Listing Qualifications Staff of the Nasdaq Stock Market (the “Nasdaq”) indicating that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) because the bid price for the Company’s Common Stock had closed below $1.00 per share for the previous thirty consecutive business days. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company had 180 calendar days from the date of such notice, or until April 24, 2023, to regain compliance with the minimum bid price requirement. To regain compliance, the bid price for the Company’s Common Stock must have closed at $1.00 per share or more for a minimum of ten consecutive business days. On April 25, 2023, Nasdaq granted the Company an additional 180 calendar day period, or until October 23, 2023, in which to regain compliance with the minimum $1.00 bid price requirement. While the Company is exercising diligent efforts to maintain the listing of its ADSs on Nasdaq, there can be no assurance that the Company will be able to maintain compliance with the Nasdaq listing standards.

Liquidity

As of December 31, 2022, the Company had $13.2 million of cash. To date, the Company has primarily financed its operations through the sale of share capital. The Company has experienced significant negative cash flows from operations since inception including net losses of $17.7 million, $17.4 million and $17.1 million for the years ended December 31, 2022, 2021 and 2020, respectively. The Company expects to incur substantial operating losses and negative cash flows from operations for the foreseeable future.

As of April 28, 2023, the Company expects its existing cash, which includes net proceeds of $3.7 million received from the issuance of share capital in its March 2023 registered direct offering (See Note 11), will be sufficient to fund its operations through October 2023. To fund its future capital needs, the Company plans to raise additional funds through equity or debt financings or other sources, such as strategic partnerships, alliance and/or licensing arrangements, government grants and in the long term, proceeds from sales of commercial product.

Based on its recurring losses from operations incurred since inception, the Company’s expectation of continuing operating losses for the foreseeable future, negative operating cash flows for the foreseeable future, and the need to raise additional capital to finance its future operations, the Company has concluded that there is substantial doubt regarding its ability to continue as a going concern within one year after the date that these consolidated financial statements are issued. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As such, the accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of recorded assets and liabilities that might be necessary if the Company is unable to continue as a going concern.